David G. Peinsipp (415) 693-2177 dpeinsipp@cooley.com	VIA EDGAR AND FEDERAL EXPRESS
December 22, 2009
United States Securities and Exchange Commission
Division of Corporate Finance
Mail Stop 4561
100 F Street, NE
Washington, DC 20549

Attn:	Mark P. Shuman David L. Orlic

RE:	QuinStreet, Inc. Registration Statement on Form S-1 Filed on November 19, 2009 File No. 333-163228
Dear Messrs. Shuman and Orlic:
On behalf of our client, QuinStreet, Inc. (“QuinStreet” or the “Company”), we are electronically transmitting for filing under the Securities Act of 1933, as amended (the “Act”), one copy of QuinStreet’s Amendment No. 1 to its Registration Statement on Form S-1 (File No. 333-163228), and are providing to you in hard copy form a copy of such amendment marked to show changes from the original version of the Registration Statement, filed with the Securities and Exchange Commission (the “Commission”) on November 19, 2009 (as amended, the “Registration Statement”), together with the supplemental information referenced herein.
Amendment No. 1 is being filed in response to your letter dated December 16, 2009, setting forth the comments of the Commission’s Staff (the “Staff”) regarding the Registration Statement (the “Comment Letter”). This letter, which has also been filed electronically with the Commission, contains the Company’s supplemental responses to the Staff’s comments. The text of the Staff’s comments has been included in this letter in italics for your convenience, and we have numbered the paragraphs below to correspond to the numbering of the Comment Letter. Page references in the text of this response letter correspond to the page numbers of Amendment No. 1.
General
1.	We will process your amendments without price ranges. Since the price range you select will affect disclosure in several sections of the filing, we will need sufficient time to process your amendments once a price range is included and the material information now appearing blank throughout the document has been provided. The effect of the price range on disclosure throughout the document may cause us to raise issues on areas not previously commented on.
101 CALIFORNIA STREET, 5TH FLOOR, SAN FRANCISCO, CA 94111-5800 T: (415) 693-2000 F: (415) 693-2222 WWW.COOLEY.COM

December 22, 2009
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     The Company acknowledges the Staff’s comment. The Company will disclose the actual estimated IPO range in a subsequent filing.
2.	Please supplementally provide us with copies of any graphical materials or artwork you intend to use in your prospectus. Upon review of these materials, we may have further comments. Please refer to Question 101.02 of our Compliance and Disclosure Interpretations relating to Securities Act Forms for additional guidance.

The Company advises the Staff that is does not intend to use any graphical materials or artwork in the prospectus other than the Company's logo on the front and back cover.

3.	You have omitted some of the exhibits. We will review those exhibits as you submit them, but you should provide us with a reasonable amount of time for review.

The Company acknowledges the Staff’s comment and will submit its exhibits for review by the Staff, in each case, as early as practicable.
Outside Front Cover Page of the Prospectus
4.	Please delete the two references to your financial advisor from the outside front cover page of the prospectus. The meaning and significance of this reference to investors is unclear and an explanation would not be permissible under Rule 421(d), as it would involve unnecessary details that are not key to an investment decision. Please also explain why you have included fees payable to your financial advisor under the column setting forth underwriting discounts and commissions, given that your financial advisor is not underwriting your offering.

The Company respectfully submits that the references to the financial advisor are not inconsistent with Rule 421(d). The concept of a financial advisor is well understood and is not misleading. Furthermore, it is consistent with the “plain English” approach to disclosure. As Qatalyst has played a significant role in the offering process, it is instructive for investors to understand that it has advised the Company in that capacity. If the Staff does not accept the foregoing position, the Company proposes to include on the cover, in lieu of the reference to Qatalyst as Financial Advisor, a simple textual sentence that reads: “Qatalyst is acting as financial advisor to the Company and is not an underwriter”.

The Company further submits that the reference to Qatalyst’s fee under the column setting forth Underwriting Discounts is appropriate and a useful way for investors to better understand the nature and amount of fees that will be deducted from the proceeds and paid to financial firms assisting in the offering (in this case both underwriters and a financial advisor). From the perspective of an investor, what is most important with respect to these fees is to understand (1) the total amount involved, i.e. what dollars are not going to the Company and (2) to whom those dollars are payable (and here that is described in the table and the note below it). The Company believes that it would be confusing and may even mislead investors were they to read the table without the Qatalyst fee appearing as a part of the overall fees, especially because the Qatalyst
101 CALIFORNIA STREET, 5TH FLOOR, SAN FRANCISCO, CA 94111-5800 T: (415) 693-2000 F: (415) 693-2222 WWW.COOLEY.COM

December 22, 2009
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advisory fee, like the underwriting commission, will be calculated as a percentage of the gross proceeds.
Prospectus Summary, page 1
5.	Please provide supplemental, qualitative and/or qualitative support for the assertion that you are a leader in vertical marketing and media on the Internet.

The Company supplementally advises the Staff that the Company’s assertion that it is a leader in vertical marketing and media on the Internet is based primarily on the following three objective factors:
•	Vertical marketing capabilities

•	Level of performance for clients

•	Revenue relative to peers
The Company respectfully submits that the Company’s management has a deep understanding of vertical marketing and media on the Internet space, and of other companies within the industry, and has reviewed carefully the Company’s performance with respect to several factors. Based on this review, the Company has reasonably determined that it is a leader in vertical marketing and media on the Internet. The Company will provide the Staff with qualitative industry data on a supplemental basis to provide additional support for the Company’s assertion.

6.	The meaning of the terms “vertical marketing” and “industry verticals” is unclear. Please revise your summary to clarify this disclosure. See Rule 421(d) of Regulation C.

In response to the Staff’s comment, the Company has revised the disclosure in the first paragraph of the Prospectus Summary to provide greater clarity on what the Company means by “vertical marketing” and “industry verticals”.

7.	With respect to every third-party statement in your prospectus — such as the market data by Forrester Research and the Direct Marketing Association on page 1 — please provide us with the relevant portions of the industry research reports you cite. To expedite our review, please clearly mark each source to highlight the applicable portion or section containing the statistic, and cross-reference it to the appropriate location in your prospectus. Also, please tell us whether all or any of the reports were prepared for you.

In response to the Staff’s comment, the Company is providing to the Staff, supplementally, with the requested industry research reports, which are marked to indicate the relevant support for the applicable third-party statements in the prospectus. In addition, the Company advises the Staff that none of these reports was prepared for the Company.
101 CALIFORNIA STREET, 5TH FLOOR, SAN FRANCISCO, CA 94111-5800 T: (415) 693-2000 F: (415) 693-2222 WWW.COOLEY.COM

December 22, 2009
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Management’s Discussion and Analysis of Financial Condition and Results of Operations
Overview, page 36
8.	Your Overview appears to be more in the nature of a business description than a balanced, executive-level discussion that identifies the most important themes or other significant matters with which management is primarily concerned in evaluating the company’s financial condition and operating results. Consider expanding your “Overview” to address, for instance, economic or industry-wide factors relevant to the company; and the material operational risks and challenges facing you and how management is dealing with these issues. Refer to Section III.A of SEC Release No. 33-8350.

In response to the Staff’s comment, the Company has revised and expanded its discussion in the Overview section of Management’s Discussion and Analysis of Financial Condition and Results of Operations to (a) identify the most important themes and other significant matters with which management is primarily concerned in evaluating the Company’s financial condition and operating results, (b) address economic factors relevant to the Company and (c) address material operational risks and challenges facing the Company and how management is dealing with these issues. The Company has also removed two paragraphs from the Overview section that were more in the nature of a business description.
Critical Accounting Policies and Estimates
Stock-Based Compensation, page 41
9.	Please tell us your proposed IPO price, when you first initiated discussions with underwriters and when the underwriters first communicated their estimated price range and amount for your stock.

The Company has had numerous discussions with a multitude of investment bankers regarding the public markets from time to time over the past several years. The investment bankers did not communicate estimates of valuations for the Company during these early discussions up until the time of the underwriter selection process as discussed herein. Moreover, the Company was not interested in pursuing an IPO over this time period - the Company has been profitable since 2002 and thus had no particular need to raise equity capital, and had determined only to pursue an IPO when market and business conditions were conducive to a very successful offering.

On October 6, 2009, the Company held a Board of Directors meeting at which it discussed the IPO process and in which management indicated that it intended to begin formally engaging with banks to determine if an IPO was appropriate for capital and strategic purposes. However, even at that time, the Company’s efforts were still quite preliminary. At that time, management had forecasted that an IPO, if any, might be completed in the middle of 2010, and this assumption was taken into
101 CALIFORNIA STREET, 5TH FLOOR, SAN FRANCISCO, CA 94111-5800 T: (415) 693-2000 F: (415) 693-2222 WWW.COOLEY.COM

December 22, 2009
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account in the contemporaneous valuation of the Company’s Common Stock that was used to establish the fair market value of the Company’s Common Stock on October 7, 2009. After that meeting, management began work with a financial advisor, Qatalyst Partners, to solicit interest amongst underwriters. On October 13, 2009, Qatalyst Partners issued requests for proposal (to underwrite an IPO) on behalf of the Company.

Between October 26 and November 2, the Company held meetings with potential underwriters to select the underwriters for an IPO. In these meetings, the banks provided valuation methodologies and preliminary estimates. The banks also advised the Company to significantly accelerate the timing of its IPO to take advantage of current market and business conditions. On November 2, 2009, the Company held a telephonic Board meeting with all of the Company’s board members, the Company’s Chief Executive Officer, Chief Financial Officer and General Counsel, and two members of Qatalyst Partners to approve management’s proposal for an underwriting group and a potentially accelerated timeline by which the Company’s registration statement on Form S-1 would be filed in December 2009 and the Company’s IPO would be completed in February 2010. The Company’s Board of Directors approved management’s proposal. After such meeting, and based on further input from the Company’s underwriters and Qatalyst Partners, management determined to accelerate the timing of the IPO process further and to file the registration statement as soon as possible in November 2009. On November 5, 2009, management, the underwriters, Qatalyst Partners, the Company’s auditors and counsel for the Company and the underwriters held an “organizational” meeting to officially begin the IPO process and the process of underwriter “due diligence.”

The Company advises the Staff that the proposed IPO price has not been determined. The Company will provide to the Staff on a supplemental basis the estimated range of potential IPO prices used by the Company’s Board of Directors in determining the fair market value of the Company’s Common Stock on November 17, 2009. The Company will disclose the actual estimated IPO range in a subsequent filing.

10.	When you disclose your estimated IPO price, please discuss each significant factor contributing to the difference between the estimated IPO price and the fair value determined at each valuation date. In this regard, you should update the discussion on page 43 to continue to describe significant intervening events within the company and changes in assumptions, as well as weighting and selection of valuation methodologies employed, that explain the changes in the fair value of your common stock up to the effective date of the registration statement.

In response to the Staff’s comments, the Company has revised its disclosures beginning on page 43 of the prospectus by substantially supplementing the information provided in order to describe significant intervening events within the Company and changes in assumptions, as well as weighting and selection of valuation methodologies employed, that explain the change in fair value of its common stock.

11.	We note from your disclosure that your board of directors performed contemporaneous valuations at each grant date with input from management. For each of these
101 CALIFORNIA STREET, 5TH FLOOR, SAN FRANCISCO, CA 94111-5800 T: (415) 693-2000 F: (415) 693-2222 WWW.COOLEY.COM

December 22, 2009
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valuations, tell us whether you also obtained contemporaneous valuations performed by an unrelated valuation specialist, as defined by the AICPA Practice Aid “Valuation of Privately-Held-Company Equity Securities Issued as Compensation,” to assist in determining the fair value of your common stock at each grant date.

The Company advises the Staff that, since 2003, it has obtained contemporaneous valuation of its common stock performed by an unrelated valuation specialist, as defined by AICPA Practice Aid “Valuation of Privately-Held-Company Equity Securities Issued as Compensation” to assist in determining the fair value of its common stock at each grant date.

12.	We note that in November 2009 you reassessed the value of your common stock for options granted on August 7, 2009 and October 6, 2009. We also note in your disclosure on page 43 that as a result of your reassessment you will recognize stock compensation expense accordingly as it relates to the October 6, 2009 stock option grants. Clarify whether you recognized additional stock compensation expense related to the options granted on August 7, 2009 as a result of the reassessment.

In response to the Staff’s comment, the Company has revised its disclosure on page 45 of the prospectus to indicate that it recognized additional stock compensation expense related to the options granted on August 7, 2009 as a result of the reassessment.

13.	We note you issued options in October and November 2009. Please revise your disclosure to include the expected impact the additional option grants will have on your financial statements through the end of fiscal 2010. Additionally, continue to provide us with updates to the requested information for all equity related transactions subsequent to this request through the effective date of the registration statement.

In response to the Staff’s comment, the Company has revised its disclosure on page 46 of the prospectus to include the expected impact of the options issued in October and November 2009 on its financial statements through the end of fiscal year 2010. The Company will continue to update its disclosure for additional grants up to the effective date of the registration statement.

14.	Consider revising your disclosure to include the intrinsic value of all outstanding vested and unvested options based on the difference between the estimated IPO price and the exercise price of the options outstanding as of the most recent balance sheet date included in the registration statement. In view of the fair-value-based method of SFAS No. 123R, disclosures appropriate to fair value may be more applicable than disclosures appropriate to intrinsic value.

In response to the Staff’s comment, the Company has revised its disclosure on page 42 of the prospectus to indicate the SFAS No. 123R fair value for the respective option grants in the last column of the applicable table. As suggested by the Staff, in view of the fair-value-based method of SFAS No. 123R, the Company believes disclosures appropriate to fair value are more applicable than disclosures appropriate to intrinsic value.
101 CALIFORNIA STREET, 5TH FLOOR, SAN FRANCISCO, CA 94111-5800 T: (415) 693-2000 F: (415) 693-2222 WWW.COOLEY.COM

December 22, 2009
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Results of Operations, page 45
15.	Your discussion of the results of operations frequently does not quantify sources of material changes. For example, refer to disclosure on page 46 addressing the increase in gross margin. Please note that prefacing a reference to the source or sources of changes with the word “primarily” obscures the ability of the reader to identify the material sources of the change. In addition, where a material change is attributed to two or more factors, including any offsetting factors, the contribution of each identified factor should be described in quantified terms. See Section III.D of SEC Release No. 34-26831. To the extent possible, please quantify the sources of material changes and offsetting factors.

In response to the Staff’s comment and further consideration of the guidance provided in Section III.D of SEC Release 34-26831, the Company has revised its disclosure beginning on page 48 of the prospectus to quantify sources of material changes in its discussion of results of operations, including instances in which a material change is attributed to two or more factors and in cases with offsetting factors.

Further, the Company advises the Staff that it has supplemented its Management’s Discussion and Analysis of Financial Condition and Results of Operations by including disclosure of its quarterly results of operations for the last eight quarters in tabular format, with an accompanying discussion and analysis of these results.

16.	Your revenues appear to be significantly impacted by the total number of paid leads and clicks that are generated on your websites or on third-party websites. Tell us whether you consider the number of leads and clicks generated to be key indicators of your financial condition and operating performance as addressed in Section III.B.1 of SEC Release No. 33-8350. If so, tell us your consideration for disclosing such key indicators pursuant to this release.

The Company carefully considered the guidance provided in Section III.B.1 of SEC Release 33-8350 (the “Release”) and, accordingly, has revised its disclosure beginning on page 54 of the prospectus to provide more detailed discussions of the primary indicators of operating performance — Adjusted EBITDA and net revenue by client vertical market — that are used by Company management in managing the Company’s business and that the Company believes are most important to promote investor understanding. In addition, the Company has carefully refrained from including information that may mislead investors. The Company respectfully submits that not only does it not consider the total number of paid leads and clicks generated on its websites or on third-party websites to be key indicators of its financial condition and operating performance as addressed in the Release, but that such information could be misleading to investors. In managing the business, and unlike many of the Company’s competitors, the Company is focused on quality as much as quantity. The Company is focused on delivering the overall mix of leads or clicks to deliver the most revenue at its clients’ desired “quality”
101 CALIFORNIA STREET, 5TH FLOOR, SAN FRANCISCO, CA 94111-5800 T: (415) 693-2000 F: (415) 693-2222 WWW.COOLEY.COM

December 22, 2009
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levels (quality defined as the customer’s sales conversion rate). Leads vary significantly in their nature, based on media source, qualification through the flow across sites to arrive at a form, and the form itself. The Company will sometimes work with clients to generate lower volumes of higher quality leads. In addition, the number of clicks or leads and price per click or lead may or may not bear an inverse relationship to each other. For these reasons, increases or decreases in the number of qualified leads or paid clicks may not bear a direct correlation to increases or decreases in revenue and thus could be misleading to investors.
Liquidity and Capital Resources
Net Cash Provided by or Used in Operating Activities, page 50
17.	We note that you provide no substantive discussion of cash flows from operating activities. When preparing the discussion and analysis of operating cash flows, you should address material changes in the underlying drivers that affect these cash flows. These disclosures should also include a discussion of the underlying reasons for changes in working capital items that affect operating cash flows. Please revise your disclosures accordingly. See Section 1V.B.1 of SEC Release No. 33-8350.

In response to the Staff’s comment and further consideration of the guidance provided in Section IV.b.1 of the Release, the Company has supplemented its discussion of cash flows from operating activities on page 56 of the prospectus by addressing material changes in the underlying drivers that affect these cash flows and including reasons for changes in working capital items that affect operating cash flows.
Executive Compensation
Base Salaries, page 74
18.	Please disclose how your compensation committee determined that increases of 5% to your named executive officers’ base salaries were appropriate for fiscal years 2009 and 2010. Please also disclose the specific percentage increases for each of your named executive officers.

In response to the Staff’s comment, the Company has revised its disclosure on page 82 of the prospectus.
Performance-Based Cash Bonuses, page 75
19.	Please disclose the “strategic objectives” against which your CEO’s performance was measured.

In response to the Staff’s comment, the Company has revised its disclosure on page 82 of the prospectus.
101 CALIFORNIA STREET, 5TH FLOOR, SAN FRANCISCO, CA 94111-5800 T: (415) 693-2000 F: (415) 693-2222 WWW.COOLEY.COM

December 22, 2009
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20.	Please disclose the specific percentages of Adjusted EBITDA over the margin target which you allocated to each named executive officer in connection with your 2009 Incremental Bonus Plan.

In response to the Staff’s comment, the Company has revised its disclosure on page 83 of the prospectus.
21.	Please disclose how you calculate Adjusted EBITDA from your audited financial statements. See Instruction 5 to Item 402(b) of Regulation S-K.

In response to the Staff’s comment, the Company has revised its disclosure on page 82 of the prospectus.
Certain Relationships and Related Party Transactions, page 90
22.	We note the preferred publisher agreement with Remilon. Please disclose the name of Mr. Cheli’s brother-in-law, his specific ownership interest in Remilon, and the approximate dollar value of the amount of his interest in the transaction, computed without regard to the amount of profit or loss, or advise us as to why you think you are not required to do so. Please also disclose whether the transaction was on terms comparable to those that could be obtained in arm’s-length dealings with an unrelated third-party. See Item 404(a) of Regulation S-K.

In response to the Staff’s comment, the Company has revised its disclosure on page 97 of the prospectus to include the additional information required by Item 404(a) of Regulation S-K.
Principal Stockholders, page 93
23.	We note footnote (1) to your beneficial ownership table. Please disclose the person or persons with whom Mr. Valenti shares beneficial ownership interest of the shares held by the Valenti Living Trust. See Instruction 2 to Item 403 of Regulation S-K and Rule 13d-3.

In response to the Staff’s comment, the Company has revised its disclosure on page 100 of the prospectus.
* * * * *
101 CALIFORNIA STREET, 5TH FLOOR, SAN FRANCISCO, CA 94111-5800 T: (415) 693-2000 F: (415) 693-2222 WWW.COOLEY.COM

December 22, 2009
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In addition, the Company acknowledges that:
•	the Company is responsible for the adequacy and accuracy of the disclosure in the filings;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filings; and

•	the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Please do not hesitate to contact me at (415) 693-2177 or Jodie Bourdet at (415) 693-2054 if you have any questions or would like additional information regarding this response letter or the Registration Statement.
Sincerely,
/s/ David G. Peinsipp
Enclosures

cc:	Douglas Valenti, QuinStreet, Inc. Kenneth Hahn, QuinStreet, Inc. Daniel Caul, Esq., QuinStreet, Inc. Jodie Bourdet, Esq., Cooley Godward Kronish LLP Alan Denenberg, Esq., Davis Polk & Wardwell LLP
101 CALIFORNIA STREET, 5TH FLOOR, SAN FRANCISCO, CA 94111-5800 T: (415) 693-2000 F: (415) 693-2222 WWW.COOLEY.COM